Risk Management - Schedule of Demonstrates the Sensitivity of Fair Value of Group’s Financial Instruments (Details) - Brazil [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Demonstrates the Sensitivity of Fair Value of Group’s Financial Instruments [Line Items]
Asset	R$ (2,982)	R$ (1,181)
Liability	2,053	687
Derivative	942	377
Net	R$ 12	R$ (117)